Stock Based Compensation (Summary of Stock Option Activity) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock-Based Compensation [Abstract]
Options, Outstanding, beginning of period	194,521	206,463	219,540
Options, Granted	16,000	14,500	12,500
Options, Exercised	(30,823)	(16,859)	(25,577)
Options, Forfeited	(19,269)	(9,583)
Options, Outstanding, end of period	160,429	194,521	206,463
Options, Exercisable, end of period	144,429	180,021	193,963
Weighted Average Exercise Price Per Share, Outstanding, beginning of period	$ 26.91	$ 26.74	$ 26.64
Weighted Average Exercise Price Per Share, Granted	33.56	28.55	29.08
Weighted Average Exercise Price Per Share, Exercised	27.34	26.19	27.05
Weighted Average Exercise Price Per Share, Forfeited	27.86	27.02
Weighted Average Exercise Price Per Share, Outstanding, end of period	27.37	26.91	26.74
Weighted Average Exercise Price Per Share, Exercisable, end of period	$ 26.39	$ 26.78	$ 26.59
Weighted Average Remaining Contractual Term, Outstanding	5 years 7 months 6 days
Aggregate Intrinsic Value, Outstanding, beginning of period	$ 362,754	$ 477,640
Aggregate Intrinsic Value, Outstanding, end of period	931,963	362,754	$ 477,640
Aggregate Intrinsic Value, Exercisable at end of period	$ 931,963	$ 359,854	$ 477,640